Change in Plan Assets (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 25,409	$ 21,422
Expected return on plan assets	661	1,299	$ 983
Actual return on plan assets	277	5,424
Employer contributions	114	155
Plan participants' contributions	26	44
Benefits paid	(1,111)	(68)
Foreign currency exchange rate changes	(1,348)	(1,568)
Fair value of plan assets at end of year	23,367	25,409	$ 21,422
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	7,061
Expected return on plan assets	93
Actual return on plan assets	(1,075)
Scheme contributions	194
Plan participants' contributions	216
Benefits paid	(1,146)
Foreign currency exchange rate changes	7
Fair value of plan assets at end of year	$ 5,350	$ 7,061